Share capital (Tables)	12 Months Ended
Sep. 30, 2021
Share capital
Summary of Share capital

Arqit Limited

	Number of	Number of	Share capital	Share capital
	ordinary shares	deferred shares*	£	$ equivalent

At 1 October 2020 – par value £0.0001	1,286,600	—	129	158
Conversion of convertible loan notes	710,074	—	71	98
Deferred shares issued	(42,500)	42,500	—	—
Exchanged for shares in the Company in reverse acquisition	1,954,174	42,500	200	256
*

Deferred shares are non-redeemable and have no voting rights and no rights to dividends. On a distribution on a winding up, the holders of the shares shall receive a total of £1.00 for the entire class of deferred shares.

Arqit Quantum Inc.

	Number of ordinary	Share capital
	shares	$
Inception, April 26, 2021 – par value $1	1	1
Treasury shares	(1)	(1)
Shares issued in merger with Centricus	12,973,430	1,297
Shares issued in exchange for Arqit Limited shares	90,000,000	9,000
Shares issued to PIPE investors	7,100,000	710
September 30, 2021 – par value $0.0001	110,073,430	11,007